United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  2/28/09

Date of Reporting Period:  Six months ended 8/31/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated High Yield Trust

SEMI-ANNUAL SHAREHOLDER REPORT

August 31, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended February 28 or 29,
	8/31/2008		2008	2007		2006	2005		2004
Net Asset Value, Beginning of Period	$5.56		$6.16	$5.97		$6.23	$6.04		$5.43
Income From Investment Operations:
Net investment income	0.21		0.44	0.44	[1,2]	0.44	0.49		0.48
Net realized and unrealized gain (loss) on investments, options, foreign currency transactions and swap contracts	(0.20)		(0.60)	0.21	[2]	(0.25)	0.19		0.61
TOTAL FROM INVESTMENT OPERATIONS	0.01		(0.16)	0.65		0.19	0.68		1.09
Less Distributions:
Distributions from net investment income	(0.22)		(0.44)	(0.46)		(0.46)	(0.49)		(0.48)
Redemption fees	0.00	[3]	0.00 [3]	0.00	[3]	0.01	0.00	[3]	--
Net Asset Value, End of Period	$5.35		$5.56	$6.16		$5.97	$6.23		$6.04
Total Return [4]	0.13%		(2.83)%	11.43%		3.48%	11.74	% [5]	20.68%

Ratios to Average Net Assets:
Net expenses	0.99	% [6]	0.99%	0.96%		0.97%	0.94%		0.96%
Net investment income	7.66	% [6]	7.55%	7.36	% [2]	7.45%	7.46%		7.71%
Expense waiver/reimbursement [7]	0.28	% [6]	0.24%	0.25%		0.23%	0.28%		0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$194,441		$207,270	$275,294		$289,577	$409,355		$497,313
Portfolio turnover	8%		30%	42%		28%	48%		68%

1 Per share numbers have been calculated using the average shares method.

2 Due to a misclassification of amounts previously reported, the Fund reclassified discount accretion/premium amortization on long-term debt securities for the year ended February 28, 2007, to allow proper comparison from year to year. Net assets were not affected by this reclassification.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the year ended February 28, 2005, the Fund was reimbursed by the Adviser, which had an impact of 0.34% on the total return.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2008 to August 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2008	Ending Account Value 8/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,001.30	$4.99
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.21	$5.04

1 Expenses are equal to the Fund's annualized net expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Table

At August 31, 2008, the Fund's index classification 1 was as follows:

Index Classification	Percentage of Total Net Assets [2]
Media	8.5%
Health Care	8.3%
Industrial--Other	5.8%
Food & Beverage	5.7%
Technology	5.6%
Wireless Communications	5.5%
Utility--Electric	4.5%
Energy	4.4%
Gaming	4.4%
Utility--Natural Gas	4.4%
Consumer Products	4.0%
Other [3]	33.6%
Cash Equivalents [4]	3.3%
Derivative Contracts [5]	0.1%
Other Assets and Liabilities--Net [6]	1.9%
TOTAL	100.0%

1 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI). Individual portfolio securities that are not included in the LBHY2%ICI are assigned to an index classification by the Fund's adviser.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation "Other."

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Based upon net unrealized depreciation on the derivative contracts. Derivative Contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized depreciation may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized depreciation on notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

6 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

August 31, 2008 (unaudited)

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--88.2%
		Aerospace/Defense--2.8%
$575,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$562,062
325,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series WI, 9.75%, 4/1/2017	320,125
325,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Unsecd. Note, Series WI, 8.875%, 4/1/2015	325,812
1,000,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	970,000
425,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	402,687
575,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	553,437
800,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	708,000
325,000	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	287,625
475,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	464,313
575,000	[1,2]	US Investigations Services, Inc., Sr. Note, 10.50%, 11/1/2015	514,625
475,000	[1,2]	US Investigations Services, Inc., Sr. Sub. Note, 11.75%, 5/1/2016	387,125
		TOTAL	5,495,811
		Automotive--3.4%
600,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	411,000
950,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	494,000
1,250,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 5.538%, 1/13/2012	923,555
1,200,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	919,847
400,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	328,555
1,100,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	793,661
2,375,000		General Motors Corp., Deb., 7.40%, 9/1/2025	1,080,625
750,000		General Motors Corp., Note, 8.375%, 7/15/2033	375,000
525,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	448,875
900,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	805,500
		TOTAL	6,580,618
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Building Materials--0.8%
$500,000		Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	$447,500
300,000		Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014	127,500
400,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	246,000
625,000		Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	446,875
325,000	[1,2]	Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	297,375
		TOTAL	1,565,250
		Chemicals--3.2%
200,000	[1,2]	Airgas, Inc., 7.125%, 10/1/2018	202,500
975,000		Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	828,750
975,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	816,563
450,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	449,437
603,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	636,165
525,000	[1,2]	Mosaic Co./The, Sr. Note, 7.875%, 12/1/2016	552,952
975,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	1,018,875
525,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	312,375
800,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	782,000
425,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	383,311
300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	295,891
		TOTAL	6,278,819
		Construction Machinery--0.4%
975,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	784,875
		Consumer Products--4.0%
1,150,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	1,096,812
319,060		AAC Group Holding Corp., Sr. PIK Deb., 12.75%, 10/1/2012	305,101
450,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	443,250
1,000,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	895,000
1,225,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	1,200,500
1,250,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	1,228,125
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Consumer Products--continued
$600,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	$486,000
675,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	411,750
1,700,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	1,627,750
		TOTAL	7,694,288
		Energy--4.2%
975,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	921,375
875,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	811,562
275,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	265,375
375,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	380,625
325,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	325,000
525,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	518,437
525,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	485,625
850,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	773,500
225,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	204,750
475,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	423,938
925,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	845,132
400,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	362,000
650,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	622,375
400,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	398,000
450,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	447,750
225,000	[1,2]	Sandridge Energy, Inc., 8.00%, 6/1/2018	212,063
200,000	[1,2]	Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	205,500
		TOTAL	8,203,007
		Entertainment--0.8%
1,150,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	1,115,500
650,000	[1,2]	Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	510,250
		TOTAL	1,625,750
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Environmental--0.6%
$825,000		Allied Waste North America, Inc., Sr. Secd. Note, 6.875%, 6/1/2017	$816,750
250,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	263,750
		TOTAL	1,080,500
		Financial Institutions--2.7%
700,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	615,125
2,575,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	1,598,851
1,175,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	634,811
500,000		General Motors Acceptance Corp., Note, 7.00%, 2/1/2012	299,783
275,000	[1,2]	Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	280,844
1,175,000	[1,2]	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	1,025,188
850,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	716,125
		TOTAL	5,170,727
		Food & Beverage--5.7%
1,425,000		ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	1,318,125
575,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	582,187
650,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 6.301%, 2/1/2015	607,750
1,000,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	985,000
275,000		Constellation Brands, Inc., 8.375%, 12/15/2014	285,312
275,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	270,875
675,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	664,875
925,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	860,250
825,000	[1,2]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	556,875
1,000,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	985,000
825,000	[1,3]	Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	70,125
900,000		Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	733,500
675,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	590,625
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Food & Beverage--continued
$675,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	$543,375
1,450,000		Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	1,189,000
650,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	607,750
250,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	225,000
		TOTAL	11,075,624
		Gaming--4.4%
875,000	[1,2]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 10.25%, 6/15/2015	417,812
600,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	576,000
550,000	[1,2]	Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015	521,125
925,000	[1,3]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	87,875
875,000	[1,2]	Indianapolis Downs LLC/Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	700,000
161,689	[1,2]	Indianapolis Downs LLC/Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	130,160
900,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	643,500
2,400,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	1,932,000
725,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	594,500
750,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	656,250
675,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	617,625
600,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	490,500
450,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	428,625
825,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	755,906
		TOTAL	8,551,878
		Health Care--8.3%
525,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	552,562
850,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	803,250
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Health Care--continued
$400,000	[1,2]	Bausch & Lomb, Inc., Sr. Note, 9.875%, 11/1/2015	$412,000
550,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	521,125
125,000		Biomet, Inc., Sr. Note, Series WI, 10.375%, 10/15/2017	131,875
1,125,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	1,188,281
875,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	678,125
1,225,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	940,187
1,075,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	1,087,094
1,825,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	1,882,031
1,075,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	1,088,438
825,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	779,625
825,000		United Surgical Partners International, Inc., 9.25%, 5/1/2017	717,750
475,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	475,000
1,050,000		VWR Funding, Inc., Unsecd. Note, Series WI, 10.25%, 7/15/2015	960,750
200,000		Vanguard Health Holdings II, Company Guarantee, 0/11.25%, 10/1/2015	180,500
800,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	790,000
450,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	429,750
1,075,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	1,046,781
175,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	167,125
425,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	423,938
1,095,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	930,750
		TOTAL	16,186,937
		Industrial - Other--5.7%
1,200,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	1,125,000
425,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	367,625
1,050,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	899,062
775,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	788,562
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Industrial - Other--continued
$400,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	$380,000
550,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	530,750
200,000	[1,2]	ESCO Corp., Floating Rate Note - Sr. Note, 6.651%, 12/15/2013	189,000
425,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	429,250
1,225,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	1,079,531
650,000		General Cable Corp., Floating Rate Note - Sr. Note, 5.166%, 4/1/2015	565,500
325,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	310,375
725,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	739,500
800,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	770,000
1,000,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	915,000
250,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	208,750
400,000	[1,2]	SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	411,500
650,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	640,250
675,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	658,125
		TOTAL	11,007,780
		Lodging--1.2%
425,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	383,562
800,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	700,000
425,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	367,625
625,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	562,500
275,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	236,500
		TOTAL	2,250,187
		Media - Cable--1.1%
1,225,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	1,182,125
800,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	826,000
225,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	211,219
		TOTAL	2,219,344
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Media - Non-Cable--8.3%
$1,995,251		Afinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	$963,821
400,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	358,000
1,275,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	1,326,000
325,000		Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	190,125
575,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	577,875
1,175,000		Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	537,562
1,125,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	1,185,469
1,100,000	[1,2]	Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	944,625
425,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	379,313
700,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	623,875
275,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	245,094
1,000,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	1,005,000
900,000	[1,2]	Newport Television LLC, Sr. Note, 13.00%, 3/15/2017	684,000
300,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	283,500
825,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	779,625
1,450,000		R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	768,500
1,609,000		R.H. Donnelly Corp, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	1,242,952
308,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	329,175
1,350,000		Readers Digest Association, Inc., Company Guarantee, 9.00%, 2/15/2017	806,625
1,175,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	1,013,438
850,000	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	612,000
1,225,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	851,375
425,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	376,125
		TOTAL	16,084,074
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Metals & Mining--1.1%
$600,000		Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014	$471,000
500,000		Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	351,250
750,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	796,222
650,000		Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015	606,125
		TOTAL	2,224,597
		Packaging--1.5%
825,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	810,562
1,050,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	876,750
1,125,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	1,158,750
411,058	[1,3]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	19,073
		TOTAL	2,865,135
		Paper--1.4%
1,350,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	1,275,750
250,000		NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	243,750
1,050,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	987,000
125,000	[1,2]	Rock-Tenn Co., 9.25%, 3/15/2016	128,750
		TOTAL	2,635,250
		Restaurants--0.8%
500,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	503,750
650,000		NPC International, Inc., 9.50%, 5/1/2014	559,000
575,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 5.276%, 3/15/2014	462,875
		TOTAL	1,525,625
		Retailers--2.9%
500,000		AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014	435,000
1,275,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	1,195,312
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Retailers--continued
$900,000		General Nutrition Center, Company Guarantee, 7.199%, 3/15/2014	$786,375
1,375,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	1,113,750
800,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	658,000
1,300,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	832,000
675,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	550,969
		TOTAL	5,571,406
		Services--1.5%
875,000	[1,2]	Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	784,219
825,000		KAR Holdings, Inc., 10.00%, 5/1/2015	699,187
1,250,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	984,375
575,000		West Corp., Sr. Note, 9.50%, 10/15/2014	493,063
		TOTAL	2,960,844
		Technology--5.4%
1,075,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	817,000
1,075,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	999,750
1,225,000	[1,2]	First Data Corp., Company Guarantee, 9.875%, 9/24/2015	1,058,094
675,000		Freescale Semiconductor, Inc., Company Guarantee, 9.125%, 12/15/2014	529,875
900,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	733,500
1,075,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	768,625
925,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	857,938
950,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	1,007,000
850,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	762,875
422,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 8.291%, 4/1/2012	425,165
975,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	994,500
1,025,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,037,813
600,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	600,000
		TOTAL	10,592,135
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Tobacco--0.4%
$775,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	$813,363
		Transportation--1.5%
4,950,000	[3,4]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	0
875,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	857,500
725,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	682,406
900,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	798,750
300,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	308,250
325,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	308,750
3,125,000	[3,4]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	0
		TOTAL	2,955,656
		Utility - Electric--4.5%
950,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	881,125
1,825,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	1,834,125
225,000	[1,2]	Energy Future Holdings Corp., Company Guarantee, 10.875%, 11/1/2017	231,469
338,882	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	339,579
975,000	[1,2]	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	999,375
700,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	686,000
1,250,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	1,237,500
625,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	611,213
275,000		TECO Finance, Inc., Unsub., Series WI, 6.75%, 5/1/2015	271,104
975,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Company Guarantee, 10.25%, 11/1/2015	977,438
625,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Note, 10.25%, 11/1/2015	626,563
		TOTAL	8,695,491
		Utility - Natural Gas--4.3%
1,225,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	1,145,375
200,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	198,500
1,425,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,259,344
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Utility - Natural Gas--continued
$1,050,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	$950,250
300,000	[1,2]	MarkWest Energy Partners LP, Sr. Note, 8.75%, 4/15/2018	300,000
200,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	198,251
750,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	752,442
552,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	565,800
800,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	750,000
1,300,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	1,444,300
850,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	889,896
		TOTAL	8,454,158
		Wireless Communications--3.4%
825,000	[1,2]	Alltel Corp., Sr. Unsecd. Note, 10.375%, 12/1/2017	952,875
300,000		Centennial Communication Corp., Floating Rate Note - Sr. Note, 8.541%, 1/1/2013	300,000
350,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	365,750
721,766	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	680,264
650,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	669,500
1,075,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	1,070,969
1,400,000		Nextel Communications, Inc., Sr. Note, Series E, 6.875%, 10/31/2013	1,152,271
900,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	822,545
525,000		US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	551,262
		TOTAL	6,565,436
		Wireline Communications--1.9%
450,000		Citizens Communications Co., 9.00%, 8/15/2031	392,625
800,000	[1,2]	FairPoint Communications, Inc., Sr. Note, 13.125%, 4/1/2018	796,000
1,575,000		Qwest Corp., Note, 8.875%, 3/15/2012	1,594,688
725,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	736,414
225,000		Windstream Corp., Sr. Note, 8.625%, 8/1/2016	223,875
		TOTAL	3,743,602
		TOTAL CORPORATE BONDS (IDENTIFIED COST $202,127,388)	171,458,167
Shares			Value in U.S. Dollars
		COMMON STOCKS--0.9%
		Industrial - Other--0.1%
42,961	[3]	Neenah Enterprises, Inc.	$94,944
		Media - Cable--0.1%
12,520		Virgin Media, Inc.	142,728
		Media - Non-Cable--0.1%
57,100	[3]	Nexstar Broadcasting Group, Inc., Class A	206,131
20,400	[3]	R.H. Donnelly Corp	76,500
2,200	[3]	Sirius XM Radio Inc., Warrants	2,420
		TOTAL	285,051
		Metals & Mining--0.0%
138,395	[1,3]	Royal Oak Mines, Inc.	2,145
		Other--0.0%
469	[1,3]	CVC Claims Litigation LLC	0
		Packaging--0.0%
5	[1,3]	Pliant Corp.	0
45,000	[1,3]	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		Paper--0.2%
152,000	[3]	Graphic Packaging Holding Co.	433,200
		Technology--0.2%
120,000	[3]	Smart Modular Technologies (WWH), Inc.	375,600
		Wireless Communications--0.2%
57,000	[3]	Centennial Communication Corp., Class A	434,340
		TOTAL COMMON STOCKS (IDENTIFIED COST $8,698,443)	1,768,008
		EXCHANGE-TRADED FUNDS--2.7%
25,950		iShares MSCI EAFE Index Fund	1,649,641
64,700		iShares Russell 1000 Growth Fund	3,537,796
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $6,157,338)	5,187,437
Shares			Value in U.S. Dollars
		MUTUAL FUNDS--6.3% [5]
30,558		Federated InterContinental Fund, Institutional Shares	$1,642,767
206,941		Federated Max-Cap Fund, Institutional Shares	4,291,956
6,350,193	[6]	Prime Value Obligations Fund, Institutional Shares, 2.56%	6,350,193
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $13,730,991)	12,284,916
		TOTAL INVESTMENTS--98.1% (IDENTIFIED COST $230,714,160) [7]	190,698,528
		OTHER ASSETS AND LIABILITIES - NET--1.9% [8]	3,742,616
		TOTAL NET ASSETS--100%	$194,441,144

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2008, these restricted securities amounted to $34,129,662, which represented 17.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At August 31, 2008, these liquid restricted securities amounted to $33,950,444 which represented 17.5% of total net assets.

3 Non-income-producing security.

4 Principal amount and interest were not paid upon final maturity.

5 Affiliated companies.

6 7-Day net yield.

7 The cost of investments for federal tax purposes amounts to $230,834,175.

8 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices	$19,238,216
Level 2--Other Significant Observable Inputs	171,439,094
Level 3--Significant Unobservable Inputs	21,218
TOTAL	$190,698,528

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of March 1, 2008	$142,540
Accrued discount	12,093
Change in unrealized depreciation	(133,415)
Balance as of August 31, 2008	$21,218

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $12,284,916 of investments in affiliated issuers (Note 5) (identified cost $230,714,160)		$190,698,528
Income receivable		4,278,588
Receivable for shares sold		128,004
TOTAL ASSETS		195,105,120
Liabilities:
Payable for shares redeemed	$343,430
Income distribution payable	235,525
Bank overdraft	2,148
Payable for transfer and dividend disbursing agent fees and expenses	31,697
Payable for Directors'/Trustees' fees	490
Payable for shareholder services fee (Note 5)	36,242
Accrued expenses	14,444
TOTAL LIABILITIES		663,976
Net assets for 36,313,629 shares outstanding		$194,441,144
Net Assets Consist of:
Paid-in capital		$518,981,029
Net unrealized depreciation of investments		(40,015,632)
Accumulated net realized loss on investments, options, foreign currency transactions and swap contracts		(284,548,662)
Undistributed net investment income		24,409
TOTAL NET ASSETS		$194,441,144
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value and offering price per share ($194,441,144 ÷ 36,313,629 shares outstanding), no par value, unlimited shares authorized		$5.35
Redemption procceds per share (98.00/100 of $5.35) [1]		$5.24

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended August 31, 2008 (unaudited)

Investment Income:
Dividends (including $87,937 received from affiliated issuers (Note 5))			$145,354
Interest			8,666,571
TOTAL INCOME			8,811,925
Expenses:
Investment adviser fee (Note 5)		$763,326
Administrative personnel and services fee (Note 5)		79,385
Custodian fees		7,090
Transfer and dividend disbursing agent fees and expenses		94,711
Directors'/Trustees' fees		7,028
Auditing fees		12,351
Legal fees		8,253
Portfolio accounting fees		39,291
Shareholder services fee (Note 5)		232,438
Account administration fee		11,304
Share registration costs		16,576
Printing and postage		23,139
Insurance premiums		1,717
Miscellaneous		4,187
TOTAL EXPENSES		1,300,796
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(286,304)
Waiver of administrative personnel and services fee	(1,915)
TOTAL WAIVERS AND REIMBURSEMENT		(288,219)
Net expenses			1,012,577
Net investment income			7,799,348
Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(830,712)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency transactions			(6,328,425)
Net realized and unrealized loss on investments and foreign currency transactions			(7,159,137)
Change in net assets resulting from operations			$640,211

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2008	Year Ended 2/29/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,799,348	$18,683,913
Net realized loss on investments, foreign currency transactions and swap contracts	(830,712)	(3,639,968)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency and swap contracts	(6,328,425)	(21,194,902)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	640,211	(6,150,957)
Distributions to Shareholders:
Distributions from net investment income	(8,038,516)	(18,200,453)
Share Transactions:
Proceeds from sale of shares	15,215,555	50,812,694
Net asset value of shares issued to shareholders in payment of distributions declared	6,574,156	14,885,767
Cost of shares redeemed	(27,244,323)	(109,453,333)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,454,612)	(43,754,872)
Redemption fees	23,803	82,219
Change in net assets	(12,829,114)	(68,024,063)
Net Assets:
Beginning of period	207,270,258	275,294,321
End of period (including undistributed net investment income of $24,409 and $263,577, respectively)	$194,441,144	$207,270,258

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2008 (unaudited)

1. ORGANIZATION

Federated High Yield Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek high current income by investing primarily in a professionally-managed, diversified portfolio of fixed-income securities. The Fund's portfolio of investments consists primarily of lower-rated corporate debt obligations. These lower-rated obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e. the obligations are subject to the risk of default). The Fund offers one class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended August 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements.

The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain or loss on swap contracts in the Statement of Operations. For the six months ended August 31, 2008, the Fund had no net realized gain or loss on swap contracts.

At August 31, 2008, the Fund had no outstanding swap contracts.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At August 31, 2008, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at August 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CVC Claims Litigation LLC	3/26/1997 - 8/19/1997	$4,646,903
Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	11/5/2004 - 1/3/2008	$ 879,313
Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	6/24/2004	$ 825,000
Pliant Corp.	7/18/2006	$ 0
Royal Oaks Mines, Inc.	2/24/1999	$ 15,376
Russell Stanley Holdings, Inc., Sr. Sub Note, 9.00%, 11/30/2008	2/5/1999 - 5/15/2005	$2,121,618
Russell Stanley Holdings, Inc.	11/9/2001	$ 0

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 8/31/2008	Year Ended 2/29/2008
Shares sold	2,768,283	8,467,910
Shares issued to shareholders in payment of distributions declared	1,192,659	2,503,623
Shares redeemed	(4,934,380)	(18,399,933)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(973,438)	(7,428,400)

Redemption Fees

Effective May 15, 2004, the Fund began imposing a 2.00% redemption fee to shareholders of the Fund's Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended August 31, 2008, the redemption fees for the Fund's Shares amounted to $23,803. For the year ended February 29, 2008, the redemption fees for the Fund's Shares amounted to $82,219.

4. FEDERAL TAX INFORMATION

At August 31, 2008, the cost of investments for federal tax purposes was $230,834,175. The net unrealized depreciation of investments for federal tax purposes was $40,135,647. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,399,519 and net unrealized depreciation from investments for those securities having an excess of cost over value of $41,535,166.

At February 29, 2008, the Fund had a capital loss carryforward of $271,595,755 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$35,176,615
2010	$92,960,310
2011	$94,995,842
2012	$36,932,748
2014	$ 4,449,545
2015	$ 3,020,106
2016	$ 4,060,589

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended August 31, 2008, the Adviser voluntarily waived $268,536 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended August 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $1,915 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended August 31, 2008, FSSC received $13,602 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.99% for the fiscal year ending February 28, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through April 30, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended August 31, 2008, the Adviser reimbursed $17,768. Transactions with affiliated companies during the six months ended August 31, 2008 were as follows:

Affiliates	Balance of Shares Held 2/29/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 8/31/2008	Value	Dividend Income
Federated InterContinental Fund, Institutional Shares	37,638	--	7,080	30,558	$1,642,767	--
Prime Value Obligations Fund, Institutional Shares	5,574,654	24,024,515	23,248,976	6,350,193	$6,350,193	$49,492
Federated Max-Cap Fund, Institutional Shares	205,147	1,794	--	206,941	$4,291,956	$38,445
TOTAL OF AFFILIATED TRANSACTIONS	5,817,439	24,026,309	23,256,056	6,587,692	$12,284,916	$87,937

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions) for the six months ended August 31, 2008, were as follows:

Purchases	$16,283,716
Sales	$23,663,897

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of August 31, 2008, there were no outstanding loans. During the six months ended August 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of August 31, 2008, there were no outstanding loans. During the six months ended August 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED HIGH YIELD TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314197104

8092705 (10/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated High Yield Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	October 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008